Commitments and Contingencies (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013
Property Subject to or Available for Operating Lease [Line Items]
Charter Hire Commission payable to the Management company	1.25%
Commission payable over the minimum contractual charter revenues	$ 17,541,000
Daily management fee	$ 2,900	$ 2,800	$ 2,700	$ 2,500
Inflation rate adjustment to management fees	3.00%
Reported lease income of the partnership	$ 131,400,000
Management services agreement initial termination date	December 31, 2020
Three time charters
Property Subject to or Available for Operating Lease [Line Items]
Nature of lease payments	Escalating
Two time charters
Property Subject to or Available for Operating Lease [Line Items]
Nature of lease payments	Fixed and variable
One time charter
Property Subject to or Available for Operating Lease [Line Items]
Term of Time charter contract	3 years
Renewal term of Time charter contract	Two consecutive 12 months periods
Two time charters
Property Subject to or Available for Operating Lease [Line Items]
Renewal term of Time charter contract	Three consecutive periods of five years